Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2023
1 year or less [member]
Statement [line items]
Summary of trade and other payables

	2023	2022
	A$’000	A$’000

Trade payables	857	1,524
Accrued payables	3,472	2,235

	4,329	3,759